Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (26,746,000,000)	R$ (24,698,000,000)
% per maturity term	100.00%	100.00%
Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (122,000,000)
% per maturity term	0.50%
Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (64,000,000)
% per maturity term	0.20%
0-30 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,596,000,000)	R$ (5,294,000,000)
% per maturity term	28.40%	21.40%
Later than one month and not later than three months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,113,000,000)	R$ (1,769,000,000)
% per maturity term	4.20%	7.20%
Later than one month and not later than three months [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,000,000)
Later than three months and not later than six months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,378,000,000)	R$ (1,786,000,000)
% per maturity term	5.20%	7.20%
Later than three months and not later than six months [member] | Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (73,000,000)
Later than three months and not later than six months [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2,000,000)
181-365 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,325,000,000)	R$ (1,961,000,000)
% per maturity term	12.40%	7.90%
181-365 days [Member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,000,000)
Later than one year and not later than two years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,877,000,000)	R$ (3,726,000,000)
% per maturity term	18.20%	15.10%
Later than one year and not later than two years [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (9,000,000)
Later than Two Years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (8,457,000,000)	R$ (10,162,000,000)
% per maturity term	31.60%	41.20%
Later than Two Years [member] | Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (49,000,000)
Later than Two Years [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(45,000,000)
Swaps [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (13,692,000,000)	R$ (13,221,000,000)
% per maturity term	51.20%	53.40%
Swaps [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,515,000,000)	R$ (1,614,000,000)
% per maturity term	5.70%	6.50%
Swaps [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,251,000,000)	R$ (2,531,000,000)
% per maturity term	8.40%	10.20%
Swaps [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (5,585,000,000)	R$ (4,106,000,000)
% per maturity term	20.90%	16.60%
Swaps [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,341,000,000)	R$ (4,970,000,000)
% per maturity term	16.20%	20.10%
Swaps [Member] | 0-30 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (65,000,000)	R$ (461,000,000)
Swaps [Member] | 0-30 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3,000,000)	(304,000,000)
Swaps [Member] | 0-30 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(24,000,000)	(67,000,000)
Swaps [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(30,000,000)	(79,000,000)
Swaps [Member] | 0-30 days [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(8,000,000)	(11,000,000)
Swaps [Member] | Later than one month and not later than three months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(202,000,000)	(228,000,000)
Swaps [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(17,000,000)	(75,000,000)
Swaps [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(77,000,000)	(32,000,000)
Swaps [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(97,000,000)	(103,000,000)
Swaps [Member] | Later than one month and not later than three months [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(11,000,000)	(18,000,000)
Swaps [Member] | Later than three months and not later than six months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(451,000,000)	(742,000,000)
Swaps [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(29,000,000)	(124,000,000)
Swaps [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(224,000,000)	(90,000,000)
Swaps [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(184,000,000)	(128,000,000)
Swaps [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(14,000,000)	(400,000,000)
Swaps [Member] | 181-365 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,711,000,000)	(732,000,000)
Swaps [Member] | 181-365 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(128,000,000)	(97,000,000)
Swaps [Member] | 181-365 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(347,000,000)	(248,000,000)
Swaps [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(203,000,000)	(311,000,000)
Swaps [Member] | 181-365 days [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,033,000,000)	(76,000,000)
Swaps [Member] | Later than one year and not later than two years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3,747,000,000)	(2,352,000,000)
Swaps [Member] | Later than one year and not later than two years [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(211,000,000)	(125,000,000)
Swaps [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(497,000,000)	(573,000,000)
Swaps [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,270,000,000)	(554,000,000)
Swaps [Member] | Later than one year and not later than two years [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,769,000,000)	(1,100,000,000)
Swaps [Member] | Later than Two Years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(7,516,000,000)	(8,706,000,000)
Swaps [Member] | Later than Two Years [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,127,000,000)	(889,000,000)
Swaps [Member] | Later than Two Years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,082,000,000)	(1,521,000,000)
Swaps [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3,801,000,000)	(2,931,000,000)
Swaps [Member] | Later than Two Years [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,506,000,000)	(3,365,000,000)
Optimum Premiums [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,793,000,000)	R$ (4,552,000,000)
% per maturity term	10.40%	18.50%
Optimum Premiums [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,286,000,000)	R$ (1,437,000,000)
% per maturity term	4.80%	5.80%
Optimum Premiums [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (672,000,000)	R$ (631,000,000)
% per maturity term	2.50%	2.60%
Optimum Premiums [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (829,000,000)	R$ (2,463,000,000)
% per maturity term	3.10%	10.00%
Optimum Premiums [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,000,000)	R$ (21,000,000)
% per maturity term	0.00%	0.10%
Optimum Premiums [Member] | 0-30 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (332,000,000)	R$ (837,000,000)
Optimum Premiums [Member] | 0-30 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(279,000,000)	(524,000,000)
Optimum Premiums [Member] | 0-30 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(25,000,000)	(48,000,000)
Optimum Premiums [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(28,000,000)	(265,000,000)
Optimum Premiums [Member] | Later than one month and not later than three months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(174,000,000)	(659,000,000)
Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(49,000,000)	(216,000,000)
Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(44,000,000)	(28,000,000)
Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(81,000,000)	(414,000,000)
Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(1,000,000)
Optimum Premiums [Member] | Later than three months and not later than six months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(304,000,000)	(516,000,000)
Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(102,000,000)	(201,000,000)
Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(99,000,000)	(103,000,000)
Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(101,000,000)	(208,000,000)
Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2,000,000)	(4,000,000)
Optimum Premiums [Member] | 181-365 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(821,000,000)	(713,000,000)
Optimum Premiums [Member] | 181-365 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(412,000,000)	(455,000,000)
Optimum Premiums [Member] | 181-365 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(140,000,000)	(170,000,000)
Optimum Premiums [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(268,000,000)	(81,000,000)
Optimum Premiums [Member] | 181-365 days [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,000,000)	(7,000,000)
Optimum Premiums [Member] | Later than one year and not later than two years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(889,000,000)	(1,116,000,000)
Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(429,000,000)	(30,000,000)
Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(247,000,000)	(200,000,000)
Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(210,000,000)	(882,000,000)
Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(3,000,000)	(4,000,000)
Optimum Premiums [Member] | Later than Two Years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(273,000,000)	(711,000,000)
Optimum Premiums [Member] | Later than Two Years [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(15,000,000)	(11,000,000)
Optimum Premiums [Member] | Later than Two Years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(117,000,000)	(82,000,000)
Optimum Premiums [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(141,000,000)	(613,000,000)
Optimum Premiums [Member] | Later than Two Years [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(5,000,000)
Forwards [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,272,000,000)	R$ (3,530,000,000)
% per maturity term	23.50%	14.30%
Forwards [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (6,000,000)
% per maturity term		0.00%
Forwards [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (2,754,000,000)
% per maturity term		11.20%
Forwards [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (770,000,000)
% per maturity term		3.10%
Forwards [member] | Credit Derivatives Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (58,000,000)	R$ (147,000,000)
% per maturity term	0.20%	0.60%
Forwards [member] | 0-30 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6,272,000,000)	R$ (3,530,000,000)
Forwards [member] | 0-30 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(6,000,000)
Forwards [member] | 0-30 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(2,754,000,000)
Forwards [member] | 0-30 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(770,000,000)
Forwards [member] | Later than three months and not later than six months [member] | Credit Derivatives Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,000,000)
Forwards [member] | 181-365 days [Member] | Credit Derivatives Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2,000,000)	(2,000,000)
Forwards [member] | Later than one year and not later than two years [member] | Credit Derivatives Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(7,000,000)	(10,000,000)
Forwards [member] | Later than Two Years [member] | Credit Derivatives Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(48,000,000)	(135,000,000)
Non Deliverable Forward [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,745,000,000)	R$ (2,825,000,000)
% per maturity term	14.00%	11.50%
Non Deliverable Forward [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (638,000,000)	R$ (259,000,000)
% per maturity term	2.40%	1.00%
Non Deliverable Forward [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (750,000,000)	R$ (648,000,000)
% per maturity term	2.80%	2.60%
Non Deliverable Forward [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,356,000,000)	R$ (1,916,000,000)
% per maturity term	8.80%	7.90%
Non Deliverable Forward [Member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,000,000)	R$ (2,000,000)
% per maturity term	0.00%	0.00%
Non Deliverable Forward [Member] | Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (353,000,000)
% per maturity term		1.40%
Non Deliverable Forward [Member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (70,000,000)
% per maturity term		0.30%
Non Deliverable Forward [Member] | 0-30 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (927,000,000)	R$ (466,000,000)
Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(289,000,000)	(102,000,000)
Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(145,000,000)	(166,000,000)
Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(493,000,000)	(198,000,000)
Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(735,000,000)	(881,000,000)
Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(134,000,000)	(76,000,000)
Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(266,000,000)	(158,000,000)
Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(335,000,000)	(647,000,000)
Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(1,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(547,000,000)	(527,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(155,000,000)	(41,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(128,000,000)	(124,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(263,000,000)	(360,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,000,000)	(2,000,000)
Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(1,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(785,000,000)	(299,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps B3 [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(60,000,000)	(40,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(131,000,000)	(129,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(594,000,000)	(130,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(214,000,000)
Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(1,000,000)
Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(225,000,000)	(99,000,000)
Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(50,000,000)	(37,000,000)
Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(175,000,000)	(62,000,000)
Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Check Of Swap Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(139,000,000)
Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(10,000,000)
Non Deliverable Forward [Member] | Later than Two Years [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(526,000,000)	(553,000,000)
Non Deliverable Forward [Member] | Later than Two Years [member] | Swaps Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(30,000,000)	(34,000,000)
Non Deliverable Forward [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(496,000,000)	(519,000,000)
Non Deliverable Forward [Member] | Later than Two Years [member] | Swaps Other Companies [Member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(57,000,000)
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 22,843,000,000	R$ 24,231
% per maturity term	100.00%	100.00%
Derivative assets [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 11,000,000
% per maturity term	0.00%
Derivative assets [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 81,000,000
% per maturity term	0.40%
Derivative assets [Member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 68,000,000
% per maturity term	0.30%
Derivative assets [Member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 92,000,000
% per maturity term	0.40%
Derivative assets [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 7,978,000,000	R$ 5,815
% per maturity term	34.90%	24.00%
Derivative assets [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,648,000,000	R$ 3,343
% per maturity term	7.20%	13.80%
Derivative assets [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,355,000,000	R$ 2,127
% per maturity term	5.90%	8.80%
Derivative assets [Member] | Later than three months and not later than six months [member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,000,000
Derivative assets [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,360,000,000	R$ 2,826
% per maturity term	10.30%	11.70%
Derivative assets [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,000,000
Derivative assets [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000
Derivative assets [Member] | 181-365 days [Member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,000,000
Derivative assets [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,756,000,000	R$ 3,159
% per maturity term	12.10%	13.00%
Derivative assets [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,000,000
Derivative assets [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,000,000
Derivative assets [Member] | Later than one year and not later than two years [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	5,000,000
Derivative assets [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,746,000,000	R$ 6,961
% per maturity term	29.60%	28.70%
Derivative assets [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,000,000
Derivative assets [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	78,000,000
Derivative assets [Member] | Later than Two Years [member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	62,000,000
Derivative assets [Member] | Later than Two Years [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	84,000,000
Derivative assets [Member] | Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 158,000,000	R$ 127
% per maturity term		0.50%
Derivative assets [Member] | Futures [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 128
% per maturity term	0.70%	0.50%
Derivative assets [Member] | Futures [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ (1)
% per maturity term		0.00%
Derivative assets [Member] | Futures [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 153,000,000	R$ 85
Derivative assets [Member] | Futures [Member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		85
Derivative assets [Member] | Futures [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	11,000,000	51
Derivative assets [Member] | Futures [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		52
Derivative assets [Member] | Futures [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(1)
Derivative assets [Member] | Futures [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	(2,000,000)	13
Derivative assets [Member] | Futures [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		13
Derivative assets [Member] | Futures [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	(3,000,000)	(18)
Derivative assets [Member] | Futures [Member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(18)
Derivative assets [Member] | Futures [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	38,000,000	(6)
Derivative assets [Member] | Futures [Member] | Later than one year and not later than two years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(6)
Derivative assets [Member] | Futures [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ (39,000,000)	2
Derivative assets [Member] | Futures [Member] | Later than Two Years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		2
Derivative assets [Member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 10,542
% per maturity term	40.20%	43.50%
Derivative assets [Member] | Swap [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,161,000,000	R$ 1,417
% per maturity term	5.10%	5.80%
Derivative assets [Member] | Swap [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,834,000,000	R$ 4,585
% per maturity term	12.40%	18.90%
Derivative assets [Member] | Swap [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,647,000,000	R$ 4,256
% per maturity term	20.30%	17.60%
Derivative assets [Member] | Swap [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 548,000,000	R$ 284
% per maturity term	2.40%	1.20%
Derivative assets [Member] | Swap [Member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 9,190,000,000
Derivative assets [Member] | Swap [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 828
Derivative assets [Member] | Swap [Member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	63,000,000	178
Derivative assets [Member] | Swap [Member] | 0-30 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	66,000,000	322
Derivative assets [Member] | Swap [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	59,000,000	319
Derivative assets [Member] | Swap [Member] | 0-30 days [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000	9
Derivative assets [Member] | Swap [Member] | 0-30 days [Member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	189,000,000
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		723
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	26,000,000	156
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	40,000,000	354
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	121,000,000	197
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		16
Derivative assets [Member] | Swap [Member] | Later than one month and not later than three months [member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	187,000,000
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		585
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	39,000,000	218
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	95,000,000	227
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	192,000,000	122
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000	18
Derivative assets [Member] | Swap [Member] | Later than three months and not later than six months [member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	327,000,000
Derivative assets [Member] | Swap [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		659
Derivative assets [Member] | Swap [Member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	109,000,000	58
Derivative assets [Member] | Swap [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	245,000,000	390
Derivative assets [Member] | Swap [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	237,000,000	196
Derivative assets [Member] | Swap [Member] | 181-365 days [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	153,000,000	15
Derivative assets [Member] | Swap [Member] | 181-365 days [Member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	744,000,000
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,497
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	95,000,000	206
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	400,000,000	764
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,010,000,000	447
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	156,000,000	80
Derivative assets [Member] | Swap [Member] | Later than one year and not later than two years [member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,661,000,000
Derivative assets [Member] | Swap [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		6,250
Derivative assets [Member] | Swap [Member] | Later than Two Years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	829,000,000	601
Derivative assets [Member] | Swap [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,988,000,000	2,528
Derivative assets [Member] | Swap [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,028,000,000	2,975
Derivative assets [Member] | Swap [Member] | Later than Two Years [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	237,000,000	146
Derivative assets [Member] | Swap [Member] | Later than Two Years [member] | Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	6,082,000,000
Derivative assets [Member] | Optimum Premiums [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,337,000,000	R$ 4,792
% per maturity term	14.60%	19.70%
Derivative assets [Member] | Optimum Premiums [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,715,000,000	R$ 1,679
% per maturity term	7.50%	6.90%
Derivative assets [Member] | Optimum Premiums [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 580,000,000	R$ 507
% per maturity term	2.60%	2.10%
Derivative assets [Member] | Optimum Premiums [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,039,000,000	R$ 2,603
% per maturity term	4.50%	10.70%
Derivative assets [Member] | Optimum Premiums [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,000,000	R$ 3
% per maturity term	0.00%	0.00%
Derivative assets [Member] | Optimum Premiums [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 430,000,000	R$ 354
Derivative assets [Member] | Optimum Premiums [Member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	374,000,000	144
Derivative assets [Member] | Optimum Premiums [Member] | 0-30 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	27,000,000	23
Derivative assets [Member] | Optimum Premiums [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	29,000,000	187
Derivative assets [Member] | Optimum Premiums [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	440,000,000	582
Derivative assets [Member] | Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	274,000,000	209
Derivative assets [Member] | Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	45,000,000	19
Derivative assets [Member] | Optimum Premiums [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	121,000,000	354
Derivative assets [Member] | Optimum Premiums [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	353,000,000	759
Derivative assets [Member] | Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	96,000,000	182
Derivative assets [Member] | Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	64,000,000	88
Derivative assets [Member] | Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	192,000,000	488
Derivative assets [Member] | Optimum Premiums [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000	1
Derivative assets [Member] | Optimum Premiums [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	955,000,000	1,540
Derivative assets [Member] | Optimum Premiums [Member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	515,000,000	1,075
Derivative assets [Member] | Optimum Premiums [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	117,000,000	134
Derivative assets [Member] | Optimum Premiums [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	321,000,000	329
Derivative assets [Member] | Optimum Premiums [Member] | 181-365 days [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,000,000	2
Derivative assets [Member] | Optimum Premiums [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	865,000,000	1,397
Derivative assets [Member] | Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	396,000,000	41
Derivative assets [Member] | Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	210,000,000	188
Derivative assets [Member] | Optimum Premiums [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	259,000,000	1,168
Derivative assets [Member] | Optimum Premiums [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	294,000,000	160
Derivative assets [Member] | Optimum Premiums [Member] | Later than Two Years [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	60,000,000	28
Derivative assets [Member] | Optimum Premiums [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	117,000,000	55
Derivative assets [Member] | Optimum Premiums [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	117,000,000	77
Derivative assets [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,911,000,000	R$ 4,971
% per maturity term	30.30%	20.60%
Derivative assets [Member] | Forward contract [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 755,000,000	R$ 1,418
% per maturity term	3.30%	5.90%
Derivative assets [Member] | Forward contract [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,156,000,000	R$ 2,783
% per maturity term	27.00%	11.50%
Derivative assets [Member] | Forward contract [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 770
% per maturity term		3.20%
Derivative assets [Member] | Forward contract [member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 181
% per maturity term		0.70%
Derivative assets [Member] | Forward contract [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,529,000,000	R$ 3,947
Derivative assets [Member] | Forward contract [member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	386,000,000	427
Derivative assets [Member] | Forward contract [member] | 0-30 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	6,143,000,000	2,750
Derivative assets [Member] | Forward contract [member] | 0-30 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		770
Derivative assets [Member] | Forward contract [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	293,000,000	735
Derivative assets [Member] | Forward contract [member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	281,000,000	703
Derivative assets [Member] | Forward contract [member] | Later than one month and not later than three months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	12,000,000	32
Derivative assets [Member] | Forward contract [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	46,000,000	287
Derivative assets [Member] | Forward contract [member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	46,000,000	286
Derivative assets [Member] | Forward contract [member] | Later than three months and not later than six months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1
Derivative assets [Member] | Forward contract [member] | Later than three months and not later than six months [member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		3
Derivative assets [Member] | Forward contract [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	43,000,000	2
Derivative assets [Member] | Forward contract [member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	42,000,000	2
Derivative assets [Member] | Forward contract [member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000
Derivative assets [Member] | Forward contract [member] | 181-365 days [Member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5
Derivative assets [Member] | Forward contract [member] | Later than one year and not later than two years [member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		13
Derivative assets [Member] | Forward contract [member] | Later than Two Years [member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		160
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 137,000,000
% per maturity term	0.60%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 644,000,000
% per maturity term	2.80%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 819,000,000
% per maturity term	3.60%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,485,000,000
% per maturity term	6.50%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,000,000
% per maturity term	0.00%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,950,000,000
% per maturity term	12.90%
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 195,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 0-30 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	184,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	298,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 0-30 days [Member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	677,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	166,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	238,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	313,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one month and not later than three months [member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	717,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	194,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	165,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	264,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than three months and not later than six months [member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	624,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	8,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	89,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	120,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	400,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | 181-365 days [Member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	610,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	21,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	68,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	98,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than one year and not later than two years [member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	166,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	107,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	44,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	112,000,000
Derivative assets [Member] | Credit Derivatives Financial Institutions [Member] | Later than Two Years [member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 156,000,000
Derivative assets [Member] | Non Deliverable Forward [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 3,459
% per maturity term		14.30%
Derivative assets [Member] | Non Deliverable Forward [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 305
% per maturity term		1.30%
Derivative assets [Member] | Non Deliverable Forward [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 1,243
% per maturity term		5.10%
Derivative assets [Member] | Non Deliverable Forward [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 1,908
% per maturity term		7.90%
Derivative assets [Member] | Non Deliverable Forward [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 3
% per maturity term		0.00%
Derivative assets [Member] | Non Deliverable Forward [Member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 88
% per maturity term		0.40%
Derivative assets [Member] | Non Deliverable Forward [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 601
Derivative assets [Member] | Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		82
Derivative assets [Member] | Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		185
Derivative assets [Member] | Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		333
Derivative assets [Member] | Non Deliverable Forward [Member] | 0-30 days [Member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1,252
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		123
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		344
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		783
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one month and not later than three months [member] | Swaps Individuals [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		2
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		444
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		56
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		216
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		172
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than three months and not later than six months [member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		35
Derivative assets [Member] | Non Deliverable Forward [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		579
Derivative assets [Member] | Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps B3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		44
Derivative assets [Member] | Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		231
Derivative assets [Member] | Non Deliverable Forward [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		304
Derivative assets [Member] | Non Deliverable Forward [Member] | 181-365 days [Member] | Check Of Swap Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		53
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		245
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		200
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		45
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		338
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		67
Derivative assets [Member] | Non Deliverable Forward [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		271
Derivative assets [Member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 71
% per maturity term		0.30%
Derivative assets [Member] | Swaps [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 29
% per maturity term		0.10%
Derivative assets [Member] | Swaps [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 42
% per maturity term		0.20%
Derivative assets [Member] | Swaps [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 1
Derivative assets [Member] | Swaps [Member] | Later than three months and not later than six months [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1
Derivative assets [Member] | Swaps [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		6
Derivative assets [Member] | Swaps [Member] | 181-365 days [Member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5
Derivative assets [Member] | Swaps [Member] | 181-365 days [Member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		1
Derivative assets [Member] | Swaps [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		13
Derivative assets [Member] | Swaps [Member] | Later than one year and not later than two years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		8
Derivative assets [Member] | Swaps [Member] | Later than one year and not later than two years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		5
Derivative assets [Member] | Swaps [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		51
Derivative assets [Member] | Swaps [Member] | Later than Two Years [member] | Swaps Companies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		16
Derivative assets [Member] | Swaps [Member] | Later than Two Years [member] | Swaps Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 35